Note 7. Revenue and Major Customers: Major Customers, Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Policies
Major Customers, Policy

A substantial portion of the Company's revenue is derived from services provided under contracts and agreements with existing licensees.  Some of these contracts, especially those contracts with large municipalities, provide for termination of the contract by the customer after giving relatively short notice (in some cases as little as ten days).  In addition, some of these contracts contain liquidated damages clauses, which may or may not be enforceable in the event of early termination of the contracts.  If one or more of these contracts are terminated prior to the expiration of its term, and the Company is not able to replace revenues from the terminated contract or receive liquidated damages pursuant to the terms of the contract, the lost revenue could have a material and adverse effect on its business and financial condition.

A substantial portion of the Company's revenue is derived from services provided under contracts and agreements with existing licensees.  Some of these contracts, especially those contracts with large municipalities, provide for termination of the contract by the customer after giving relatively short notice (in some cases as little as ten days).  In addition, some of these contracts contain liquidated damages clauses, which may or may not be enforceable in the event of early termination of the contracts.  If one or more of these contracts are terminated prior to the expiration of its term, and the Company is not able to replace revenues from the terminated contract or receive liquidated damages pursuant to the terms of the contract, the lost revenue could have a material and adverse effect on its business and financial condition.